Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income	$ 114,549,279	$ 106,244,916	$ 42,963,660
Adjustments to reconcile net income to net cash provided by operating activities:
Vessel depreciation	(22,835,469)	(18,522,217)	(7,203,198)
Asset Impairment Charges	13,832,716	0	0
Amortization and write off of deferred charges	475,511	342,861	223,492
Net loss / (gain) on sale of vessel	(5,158,370)	0	9,417
Amortization of fair value of below market time charters acquired	(11,368,879)	(10,827,595)	(230,112)
Gain on time charter agreements termination	(15,984,253)	0	0
Share-based compensation	1,083,414	951,385	182,324
Unrealized (gain) / loss on derivatives	4,036,107	(4,223,839)	(153,835)
Changes in operating assets and liabilities: (Increase) / decrease in:
Trade accounts receivable	(1,464,979)	701,768	738,294
Prepaid expenses	(152,627)	32,523	(138,414)
Other receivables	3,239,195	(3,792,426)	143,739
Inventories	178,138	(31,723)	(612,032)
Due from related company	32,146	(32,146)	0
Increase / (decrease) in:
Due to related company	1,298,941	(309,970)	285,898
Trade accounts payable	(1,079,404)	2,014,706	(740,664)
Accrued expenses	109,232	53,458	393,352
Deferred revenues	3,545,489	4,436,436	2,344,622
Net cash provided by operating activities	130,007,125	114,082,571	52,612,939
Cash flows from investing activities:
Cash paid for vessels under construction	(111,475,509)	(50,866,784)	(7,615,958)
Cash paid for vessel acquisitions including attached time charter agreements and vessel improvements	(817,740)	(39,822,933)	(66,474,058)
Net proceeds and advances from sale of vessels	10,100,598	3,556,641	(9,417)
Net cash used in investing activities	(102,192,651)	(87,133,076)	(74,099,433)
Cash flows from financing activities:
Redemption of Series B preferred shares	0	0	(2,000,000)
Proceeds from issuance of common stock, net of commissions paid	0	0	743,553
Cash paid for share repurchase	(3,145,435)	(5,026,746)	0
Preferred dividends paid	0	0	(424,000)
Dividends paid	(13,982,351)	(10,804,879)	0
Offering expenses paid	(102,896)	(27,633)	(123,167)
Loan arrangement fees paid	(731,000)	(115,500)	(758,000)
Proceeds from long-term bank loans	92,000,000	19,250,000	75,500,000
Repayment of long-term bank loans	(68,975,000)	(30,284,460)	(23,791,840)
Repayment of related party loan	0	0	(2,500,000)
Net cash provided by / (used in) financing activities	5,063,318	(27,009,218)	46,646,546
Net increase / (decrease) in cash, cash equivalents and restricted cash	32,877,792	(59,723)	25,160,052
Cash, cash equivalents and restricted cash at beginning of year	31,438,506	31,498,229	6,338,177
Cash, cash equivalents and restricted cash at end of year	64,316,298	31,438,506	31,498,229
Cash breakdown
Cash and cash equivalents	58,613,304	25,845,333	26,530,944
Restricted cash, current	2,994	2,193,173	167,285
Restricted cash, long term	5,700,000	3,400,000	4,800,000
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	64,316,298	31,438,506	31,498,229
Supplemental cash flow information
Cash paid for interest, net of capitalized expenses	5,788,025	5,100,982	2,447,089
Financing, and investing activities fees:
Offering expenses accrued	0	56,877	84,510
Capital expenditures and improvements for vessels under construction included in liabilities	2,371,700	648,979	690,481
Conversion of Stock, Amount Issued	0	0	6,365,264
Dividends declared but not paid	$ 105,250	$ 66,375	$ 0